Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income
Interest and fees on loans	$ 20,610,580	$ 23,244,808	$ 25,338,479
Interest on securities
Taxable	7,949,437	7,326,516	7,885,853
Non-taxable	3,504,084	3,751,909	3,684,702
Other interest	51,994	64,580	64,635
Total interest income	32,116,095	34,387,813	36,973,669
Interest expense
Deposits	1,944,997	2,710,082	3,210,445
Other borrowed funds	2,135,460	2,998,939	3,431,648
Total interest expense	4,080,457	5,709,021	6,642,093
Net interest income	28,035,638	28,678,792	30,331,576
Provision for loan losses	(2,204,366)	(1,545,797)	(2,995,426)
Net interest income after provision for loan losses	25,831,272	27,132,995	27,336,150
Non-interest income
Service charges on deposit accounts	3,884,997	3,702,425	3,688,615
Other service charges and fees	1,953,263	1,840,211	1,714,411
Net gains on sales of securities	423,388	459,934	715,223
Other income	1,554,454	1,399,209	1,324,130
Total non-interest income	7,816,102	7,401,779	7,442,379
Non-interest expense
Salaries and employee benefits	13,110,603	13,736,939	14,056,536
Occupancy expense	2,016,965	2,007,513	1,926,803
Equipment expense	2,379,167	2,480,323	2,381,842
Other expense	7,220,876	7,875,192	7,878,439
Total non-interest expense	24,727,611	26,099,967	26,243,620
Income before income taxes	8,919,763	8,434,807	8,534,909
Income tax expense	1,769,903	1,650,808	1,317,062
Net income	$ 7,149,860	$ 6,783,999	$ 7,217,847
Net income per share - basic	$ 1.47	$ 1.40	$ 1.49
Net income per share - diluted	$ 1.47	$ 1.39	$ 1.49
Average shares outstanding
Basic	4,868,263	4,857,798	4,842,353
Diluted	4,869,767	4,865,865	4,848,809